Trade receivables	12 Months Ended
Mar. 31, 2024
Trade and other receivables [abstract]
Trade receivables	Trade receivables
The tables below detail the trade receivables balances as of March 31, 2024 and March 31, 2023:

As of March 31, 2024
(EUR thousand)
Trade receivables	Retailers	Authorities	Other	Total
Nominal value of outstanding trade receivables	182,567	65,239	4,548	252,354
Less: Loss allowance	(3,957)	—	(170)	(4,127)
Total	178,610	65,239	4,378	248,227

(EUR thousand)
Age analysis of net trade receivables per class	Retailers	Authorities	Other	Total
Trade receivables not yet due	143,706	61,126	2,957	207,789
Trade receivables overdue:
Up to 3 months	32,289	4,110	1,070	37,469
3 months - 6 months	1,744	—	120	1,864
More than 6 months	871	3	231	1,105
Total	178,610	65,239	4,378	248,227

As of March 31, 2023
(EUR thousand)
Trade receivables	Retailers	Authorities	Other	Total
Nominal value of outstanding trade receivables	151,790	38,065	3,676	193,531
Less: Loss allowance	(1,889)	—	(173)	(2,062)
Total	149,901	38,065	3,503	191,469

(EUR thousand)
Age analysis of net trade receivables per class	Retailers	Authorities	Other	Total
Trade receivables not yet due	122,895	30,949	1,434	155,278
Trade receivables overdue:
Up to 3 months	23,379	7,113	1,086	31,578
3 months - 6 months	958	—	537	1,495
More than 6 months	2,669	3	446	3,118
Total	149,901	38,065	3,503	191,469
Trade receivables overdue relate to a number of independent customers for whom there is no recent history of defaults.
On January 26, 2024, KaDeWe (a departments-store chain based in Germany) filed a petition for the opening of insolvency proceedings over its assets with the Local Court of Berlin-Charlottenburg; by court order dated January 29, 2024, the Local Court of Berlin-Charlottenburg thereupon ordered the preliminary self-administration, and appointed a preliminary custodian. Global Blue has outstanding receivables of EUR3.3 million arising from refunds to foreign travelers, which Global Blue has made on behalf of KaDeWe prior to January 29, 2024. As of March 31, 2024 the Group recognized a corresponding expected credit loss amounting to EUR3.0 million.
The fair value of trade receivables approximates the carrying amount, net of the expected credit losses.
The table below details the movements of the expected credit losses of trade receivables:

(EUR thousand)	For the financial year ended March 31
Movements of the expected credit losses of trade receivables	2024	2023
Opening balance at April 1	(2,062)	(2,128)
Income statement charge for the year	(3,763)	(614)
Write-offs	236	142
Reversal of unused amounts	1,424	510
Exchange differences	38	28
Closing balance at March 31	(4,127)	(2,062)
The recognition and release of expected credit losses for impaired trade receivables have been included in operating expenses in the income statement. Amounts charged to the allowance account are generally written off when there is no expectation of recovering additional cash. The maximum exposure to credit risk at the reporting date is the carrying value of trade receivables and it is managed by each business unit based on an extensive credit rating scorecard and individual credit limits are defined in accordance with this assessment.
Other current receivables

(EUR thousand)	As of March 31
Other current receivables	2024	2023
Input VAT	11,017	11,434
Payment solutions receivables	20,760	10,327
Advances and deposits	7,861	3,903
Withholding taxes	1,980	3,064
Government grants	1,290	1,260
Derivative financial instruments	1,684	107
Other current receivables	4,322	1,274
Total	48,914	31,369
Payment solutions receivables include acquirer settlements (financial institutions that process credit or debit card payments on behalf of a merchant) for which cash was not yet received at year end; the balance increased mainly due to the fact that March 31, 2024 was a Sunday, whereas March 31, 2023 was a Friday.
The derivative financial instruments represents the fair value as of March 31, 2024 of the Interest Rate Swap entered by the Group during the financial year ended March 31, 2024 and aimed to reduce the Group’s exposure to the risks posed by interest rate volatility.